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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Relational Investors LLC
Address:   11975 El Camino Real, Suite 300
           San Diego, CA 92130


13F File Number:  028-06854

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Jay Sitlani
Title:    CFO
Phone:    858-704-3336
Signature, Place, and Date of Signing:

/s/ J. SITLANI San Diego, California 8/12/99


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   6

Form 13F Information Table Value Total:   $494,565


List of Other Included Managers:

NONE

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                                        FORM 13F INFORMATION TABLE

                                                          VALUE     SHARES/  SH/  PUT/  INVSTMT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP    (X$1000)    PRN AMT  PRN  CALL  DSCRETN  MANAGERS    SOLE    SHARED  NONE
----------------------------------------------------------------------------------------------------------------------------------
Apria Healthcare Group Inc.         COM      037933108  $184,681  10,863,600  SH   SOLE                  10,863,600
Nuevo Energy Co.                    COM      670509108  $ 25,364   1,914,300  SH   SOLE                   1,914,300
Tektronix, Inc.                     COM      879131100  $141,096   4,674,000  SH   SOLE                   4,674,000
Waste Management, Inc.              COM      94106L109  $ 63,748   1,186,000  SH   SOLE                   1,186,000
ICN Pharmaceuticals, Inc.           COM      448924100  $ 63,451   1,971,300  SH   SOLE                   1,971,300
Reynolds Metals Company             COM      761763101  $ 16,225     275,000  SH   SOLE                     275,000